Touchstone Core Municipal Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.25%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.79%)	0.29%	1.21%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.79%)	0.28%	1.20%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.06%	0.75%	1.51%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.30%)	(0.10%)	1.08%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.79%	0.99%	1.94%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.86%	1.04%	1.97%

[1]	The inception date of Class Y and Institutional Class shares was August 30, 2016. Class Y and Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y and Institutional Class shares.